Schedule of Investments (unaudited)	iShares® Asia 50 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 33.6%
Alibaba Group Holding Ltd.	8,566,900	$82,520,963
ANTA Sports Products Ltd.	686,600	6,673,273
Baidu Inc.(a)	1,309,550	19,493,847
Bank of China Ltd., Class H	48,116,000	18,283,199
BYD Co. Ltd., Class H(b)	538,500	14,854,324
China Construction Bank Corp., Class H	56,795,960	33,785,097
China Merchants Bank Co. Ltd., Class H	1,908,000	6,637,031
Industrial & Commercial Bank of China Ltd., Class H	41,077,115	20,018,651
JD.com Inc.	1,418,700	20,490,395
Kuaishou Technology(a)(c)	1,450,600	9,870,205
Li Auto Inc.(a)	672,800	12,605,658
Meituan, Class B(a)(c)	2,506,380	26,313,921
NetEase Inc.	1,004,700	18,126,376
Ping An Insurance Group Co. of China Ltd., Class H	3,610,500	16,345,813
Tencent Holdings Ltd.	3,565,300	134,607,369
Trip.com Group Ltd.(a)	320,700	11,512,539
Wuxi Biologics Cayman Inc.(a)(c)	2,063,000	7,802,789
Xiaomi Corp., Class B(a)(c)	8,854,200	17,730,037
		477,671,487
Hong Kong — 8.2%
AIA Group Ltd.	6,595,800	57,402,450
CK Hutchison Holdings Ltd.	1,547,148	8,312,207
Hong Kong Exchanges & Clearing Ltd.	687,800	23,591,718
Link REIT	1,478,660	8,302,753
Sun Hung Kai Properties Ltd.	869,500	9,409,178
Techtronic Industries Co. Ltd.	762,500	9,085,251
		116,103,557
Singapore — 4.8%
DBS Group Holdings Ltd.	1,060,400	26,816,264
Oversea-Chinese Banking Corp. Ltd.	2,241,074	22,050,838
United Overseas Bank Ltd.	885,500	19,111,921
		67,979,023
South Korea — 23.2%
Celltrion Inc.	92,813	14,493,438
Hyundai Motor Co.	79,357	12,483,246
KB Financial Group Inc.	216,589	9,036,477
Kia Corp.	146,188	11,305,194
LG Chem Ltd.	27,298	10,499,446
LG Energy Solution(a)(b)	22,959	7,576,825
NAVER Corp.(a)	87,108	15,071,445
POSCO Holdings Inc.	42,954	16,515,405
Samsung Electronics Co. Ltd.	2,961,767	179,769,757
Samsung SDI Co. Ltd.(a)	30,163	10,982,062
Shinhan Financial Group Co. Ltd.	282,653	8,763,261
SK Hynix Inc.	310,929	33,934,148
		330,430,704
Taiwan — 28.0%
Cathay Financial Holding Co. Ltd.	5,588,235	8,325,391
Chunghwa Telecom Co. Ltd.	2,193,551	8,582,190
CTBC Financial Holding Co. Ltd.	11,302,359	10,429,859
Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	1,109,000	$11,310,060
Formosa Plastics Corp.	2,755,071	7,106,624
Fubon Financial Holding Co. Ltd.	4,882,780	10,300,586
Hon Hai Precision Industry Co. Ltd.	6,944,052	23,625,297
MediaTek Inc.	923,112	30,481,068
Nan Ya Plastics Corp.	3,249,510	7,036,661
Taiwan Semiconductor Manufacturing Co. Ltd.	14,062,343	269,596,744
United Microelectronics Corp.	6,711,000	11,434,380
		398,228,860
Total Common Stocks — 97.8%
(Cost: $1,444,592,683)		1,390,413,631

Preferred Stocks

South Korea — 1.8%
Hyundai Motor Co., Series 2, Preference Shares, NVS	20,656	1,828,935
LG Chem Ltd., Preference Shares, NVS	4,309	1,034,140
Samsung Electronics Co. Ltd., Preference Shares, NVS	474,939	22,885,650
		25,748,725
Total Preferred Stocks — 1.8%
(Cost: $20,135,339)		25,748,725

Total Long-Term Investments — 99.6%
(Cost: $1,464,728,022)		1,416,162,356

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	5,884,692	5,888,223
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	540,000	540,000

Total Short-Term Securities — 0.5%
(Cost: $6,427,131)		6,428,223

Total Investments — 100.1%
(Cost: $1,471,155,153)		1,422,590,579

Liabilities in Excess of Other Assets — (0.1)%		(1,036,617)

Net Assets — 100.0%		$1,421,553,962

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,884,244	(a)	$—		$2,887	$1,092	$5,888,223	5,884,692	$32,354	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	—		(160,000	)(a)	—	—	540,000	540,000	56,151		—
						$2,887	$1,092	$6,428,223		$88,505		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	26	01/30/24	$1,608	$19,971
MSCI China Index	80	03/15/24	1,716	30,246
MSCI Emerging Markets Index	20	03/15/24	1,034	25,695
				$75,912

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,390,413,631	$—	$1,390,413,631
Preferred Stocks	—	25,748,725	—	25,748,725

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$6,428,223	$—	$—	$6,428,223
	$6,428,223	$1,416,162,356	$—	$1,422,590,579
Derivative Financial Instruments(a)
Assets
Equity Contracts	$25,695	$50,217	$—	$75,912

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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